Financial instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial instruments
The effects of the cash flow hedging instruments on the Company's financial position and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2021	December 31, 2020
USD - cross currency interest rate swaps
Carrying amount of liability	(20.6)	(89.5)
Notional amount (USD)	$916.4	$926.0
Maturity date	5/15/2024	5/15/2022
Change in fair value of outstanding hedging instruments since January 1	68.9	(71.0)
(Gain)/loss in value of hedged item used to determine effectiveness	(69.6)	71.0
Weighted average hedged rate for the year	1.11	1.11

The effects of the net investment hedging instruments on the Company's financial position and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2021	December 31, 2020
UK cross-currency interest rate swaps hedge
Carrying amount of cross-currency interest rate swaps	—	14.3
Notional amount (GBP)	—	£220.2
Maturity date	7/29/2021	5/15/2022
Change in fair value of cross-currency interest rate swaps as a result of foreign currency movements since January 1	(12.9)	13.5
Loss/(gain) in value of hedged item used to determine hedge effectiveness	12.9	(13.5)
Weighted average hedged rate for the year	1.19	1.19
position and performance are as follows:

As at December 31, 2021	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	SEK/USD	Other Currencies
	€m	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of (liability)/asset	17.5	1.2	(6.7)	0.5	0.1	0.3
Notional amount	343.6	58.4	244.7	70.4	4.5	96.4
Fair value (gains)/losses of outstanding hedging instruments since January 1	(26.3)	(0.5)	12.0	(0.9)	13.5	0.6
Weighted average hedge rate for the year	1.20	1.38	1.15	0.10	0.11	—

As at December 31, 2020	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	SEK/USD	Other Currencies
	€m	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of asset/(liability)	(21.9)	(3.7)	1.4	(4.0)	(2.6)	(0.5)
Notional amount	249.0	53.5	159.0	77.3	14.1	16.8
Fair value (gains)/losses of outstanding hedging instruments since January 1	(20.6)	(2.0)	8.5	(4.2)	(2.2)	0.8
Weighted average hedge rate for the year	1.13	1.28	1.12	0.09	0.10	0.21
Financial instruments

Categories of financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 'Financial Instruments'.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2021	€m	€m	€m	€m	€m	€m
Assets
Trade and other receivables	201.6	—	—	—	—	201.6
Derivative financial instruments	—	—	0.5	19.7	—	20.2
Cash and cash equivalents	254.2	—	—	—	—	254.2
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(647.1)	(647.1)
Derivative financial instruments	—	—	(0.1)	(28.0)	—	(28.1)
Loans and borrowings (1)	—	—	—	—	(2,236.8)	(2,236.8)
Total	455.8	—	0.4	(8.3)	(2,883.9)	(2,436.0)
(1) Loans and borrowings excludes €9.4 million of deferred borrowing costs which are included within €2,227.4 million of total loans and borrowings in Note 21.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2020	€m	€m	€m	€m	€m	€m
Assets
Trade and other receivables	141.2	—	—	—	—	141.2
Derivative financial instruments	—	—	2.9	19.8	—	22.7
Cash and cash equivalents	393.2	—	—	—	—	393.2
Short - term investments	—	25.0	—	—	—	25.0
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(601.1)	(601.1)
Derivative financial instruments	—	—	(0.2)	(124.8)	—	(125.0)
Loans and borrowings (2)	—	—	—	—	(1,765.7)	(1,765.7)
Total	534.4	25.0	2.7	(105.0)	(2,366.8)	(1,909.7)

(2) Loans and borrowings excludes €6.9 million of deferred borrowing costs which are included within €1,758.8 million of total non-current loans and borrowings in Note 21.

Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Nomad uses various methods including market, income and cost approaches. Based on these approaches, Nomad utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs may be readily observable, market corroborated, or generally unobservable inputs. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.
Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1—Quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.
Level 2—Observable inputs other than Level 1 including quoted prices for similar assets or liabilities, quoted prices in less active markets, or other observable inputs that can be corroborated by observable market data.
Level 3—Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation; also includes observable inputs for non binding single dealer quotes not corroborated by observable market data. Where market information is not available to support internal valuations, reviews of third party valuations are performed.
While Nomad believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
The following is a description of the valuation methodologies and assumptions used for estimating the fair values of financial instruments held by the Company.
(i)Derivative financial instruments
Derivative financial instruments are held at fair value. There is no difference between carrying value and fair value. The valuation technique utilized by the Company maximizes the use of observable market data where it is available. All significant inputs required to fair value the instrument are observable. The Company has classified its derivative financial instruments as level 2 instruments as defined in IFRS 13 ‘Fair value measurement’.

(ii)Trade and other payables/receivables
The notional amount of trade and other payables/receivables are deemed to be carried at fair value, short term and settled in cash.

(iii)Cash and cash equivalents
The carrying value of cash and cash equivalents is deemed to equal fair value.

(iv)Short-term investments
Short-term investments are valued using inputs that are derived principally from or corroborated by observable market data. The Company has classified these as level 2 instruments as defined in IFRS 13 “Fair value measurement”.

(v)Interest bearing loans and liabilities
The fair value of secured notes is determined by reference to price quotations in the active market in which they are traded. They are classified as level 1 instruments. The fair value of the senior loans is calculated by discounting the expected future cash flows at the year end’s prevailing interest rates. They are classified as level 2 instruments. There is no requirement to determine or disclose the fair value of lease liabilities.

On June 24, 2021, the Company through its indirect, wholly-owned subsidiary, Nomad Foods Bondco Plc, repaid the €400.0 million 3.25% senior secured notes due 2024 and completed a private offering of €750.0 million aggregate principal amount of 2.5% senior secured notes due June 24, 2028 (the “Notes”). Interest on the Notes accrues from the date of issue and is payable semi-annually in arrears on January 15 and July 15, commencing on January 15, 2022. The Notes are guaranteed on a senior basis by the Company and certain subsidiaries thereof. This transaction was accounted for as an extinguishment of the existing Notes and previously capitalized eligible transaction costs were written-off to the Statement of Comprehensive Income, as disclosed in Note 10. On the new Notes, eligible transaction costs of approximately €4.0 million were capitalized and will be amortized over the life of the debt.

On July 9, 2021 the Company announced that Nomad Foods Bondco Plc, an indirect, wholly-owned subsidiary of the Company, completed its private offering of €50.0 million aggregate principal amount of additional 2.5% senior secured notes due 2028, representing a tack-on to the €750.0 million aggregate principal amount of senior secured notes due 2028 issued on June 24, 2021, and issued at a price of €100.75.

On June 24, 2021, the Company amended and restated the Senior Facilities Agreement to refinance its existing €553.2 million senior secured term loan facility originally due in May 2024, through a new 7-year term facility due 2028 (the "Senior EUR Loan"), paying interest at a rate equal to EURIBOR with a zero floor plus a margin of 2.5%. This transaction was accounted for as an extinguishment of the existing debt and previously capitalized eligible transaction costs were written-off to the Statement of Comprehensive Income, as disclosed in Note 10. On the new Senior EUR Loan, eligible transaction costs of approximately €3.8 million were capitalized and will be amortized over the life of the debt.

Under the refinancing, the existing revolving credit facility of €80.0 million due 2023, was replaced with a new €175.0 million facility (the "Revolving Credit Facility") available until June 2026 with an applicable margin of 2.25% per annum and that includes a leverage ratchet. The Revolving Credit Facility may be utilized to support working capital requirements, including letters of credit and bank guarantees. The structure of the Revolving Credit Facility now also includes a pricing structure linked to environmental impact metrics during the life of the facility, and by doing so demonstrates further commitment to the Company’s sustainability strategy by incorporating ESG target KPIs covering areas of sourcing, packaging and carbon emissions.

The Company continues to have outstanding senior USD loans as at December 31, 2021 of $916.4 million (€808.6 million) (the “Senior USD Loan”). The Senior USD Loan is repayable in May 2024. The Senior USD Loan requires a repayment of $9.6 million (€8.5 million) in May each year until maturity equivalent to 1.0% of the original issued notional.
Furthermore as part of the senior loan structure, the Company is additionally required to undertake an annual excess cash flow calculation whereby additional principal could be paid.

The Company uses cross currency interest rate swaps (“CCIRS”) to convert its $916.4 million of floating rate Senior USD Loans into €827.8 million of EUR denominated debt with a fixed rate of interest, designated as a cash flow hedge.

On July 29, 2021 the Company extended its CCIRS used to hedge the foreign currency and interest rate risk on the current Senior Secured USD Term Loan from May 2022 to May 2024 to align with the maturity date of the USD Term Loan. As part of the transaction, the EUR fixed rate paid by the Company has been amended and reflected in the underlying interest cost. The transaction is considered to be a substantial modification of the hedging instruments, so is considered to be a new hedging relationship which will give rise to some ineffectiveness in future periods. CCIRS contracts that have previously been used as a net investment hedge of the Company’s investments in Pound Sterling have also been extinguished. A change in fair value of the CCIRS arose as a consequence of the transaction, which the Company has elected to write-off immediately as a cost of extinguishment. This non-cash loss, as well as the write-off of the cost of hedging reserves associated with the discontinued net investment hedge, are presented as a one-off charge for the transaction as disclosed in Note 10. The cash flow hedge reserve related to the previous hedge relationship will be released on a straight line basis until May 2022.

The senior loans, Senior Secured Notes and any drawn balances of the Revolving Credit Facility are secured with equal ranking against assets of the Company and specified subsidiaries.

	Fair value		Carrying value
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	€m	€m	€m	€m
Senior EUR/USD loans	1,360.8	1,300.4	1,355.8	1,295.1
Other external debt	0.1	0.2	0.1	0.2
2024 fixed rate senior secured notes	—	405.8	—	400.0
2028 fixed rate senior secured notes	802.6	—	800.0	—
Less deferred borrowing costs	—	—	(9.4)	(6.9)
	2,163.5	1,706.4	2,146.5	1,688.4

Derivatives

	As at December 31, 2021	As at December 31, 2020
	€m	€m
Cross Currency Interest Rate Swaps	—	17.2
Forward foreign exchange contracts	20.2	5.5
Total assets	20.2	22.7
Cross Currency Interest Rate Swaps	(20.6)	(89.5)
Forward foreign exchange contracts	(7.3)	(35.5)
Total liabilities	(27.9)	(125.0)
Total	(7.7)	(102.3)
Offsetting of derivatives
Derivative contracts are held under International Swaps and Derivatives Association (ISDA) agreements with financial institutions. An ISDA is an enforceable master netting agreement that permits the Company to settle net in the event of default.
The following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2021	€m	€m	€m
Derivatives - assets	20.2	(10.8)	9.4
Derivatives - liabilities	(27.9)	10.8	(17.1)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2020	€m	€m	€m
Derivatives - assets	22.7	(22.7)	—
Derivatives - liabilities	(125.0)	22.7	(102.3)